Acquisitions (Details) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Jul. 08, 2021	Jun. 01, 2020	Oct. 31, 2022	Nov. 30, 2020	Jul. 27, 2020	Apr. 22, 2020	Dec. 31, 2022	Dec. 31, 2021	May 19, 2022
Acquisitions (Details) [Line Items]
Cash paid									$ 3,466
Purchase price in cash				$ 76,107	$ 19,600		$ 22,487
Business combination, acquisition related costs				$ 719	$ 299
Working Capital								$ 831
Aggregate of shares issued (in Shares)							173,005
Valued total amount							$ 4,400
Based payment description							In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income.
Proceeds from loan receive						$ 1,546
Maturity date						Apr. 22, 2022
Interest rate						1.00%
Financial income amount			$ 1,465
Acquisition of outstanding percentage		75.00%
Addition from acquisition	20.00%
Outstanding shares amount	$ 390
Business Combination [Member]
Acquisitions (Details) [Line Items]
Percentage of acquisitions outstanding shares									100.00%
Business combination, consideration cash, total		$ 1,281